Inventory (table)	12 Months Ended
Mar. 31, 2014
Inventory Disclosure [Abstract]
Schedule of Inventory, Current [Table Text Block]
	2014	2013	2012
	(In thousands)

Finished products	$418,368	$445,278	$406,164
In process	16,056	18,107	24,451
Raw materials and supplies	170,210	149,359	139,045
	604,634	612,744	569,660
Less excess of FIFO cost over LIFO cost	153,384	133,014	137,227
Total inventories	$451,250	$479,730	$432,433